Revenues (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018		Jun. 30, 2019	Jun. 30, 2018
Revenues
Revenues	$ 91,805	$ 92,085	[1]	$ 185,690	$ 191,421	[1]
Net pool allocation	1,024	(357)	[1]	1,058	(357)	[1]
Time charters
Revenues
Revenues	90,509	90,569		180,696	189,905
Cool pool service
Revenues
Revenues	1,296	1,516		4,994	1,516
Net pool allocation	$ 1,024	$ (357)		$ 1,058	$ (357)

[1]	Restated so as to reflect the historical financial statements of GAS-twenty seven Ltd. and GAS-twelve Ltd. acquired on November 14, 2018 and April 1, 2019, respectively, from GasLog (Note 1).